SECURITISATIONS AND COVERED BONDS - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 343,808			£ 269,122
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35		€ 35	€ 35
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	144	£ 86
Securitisations and covered bonds redeemed	10	0
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	5,462	3,437
Securitisations and covered bonds redeemed	3,632	894
Holmes | Internal | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issuances	144	86
Mortgage-backed master trust structures redemptions	10	0
Holmes | External | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issuances	1,250	750
Mortgage-backed master trust structures redemptions	86	0
Euro €35bn Global Covered Bond Programme | Internal | Covered bond programme:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bond programme issued	0	0
Covered bond programme redeemed	0	0
Euro €35bn Global Covered Bond Programme | External | Covered bond programme:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Covered bond programme issued	4,212	2,687
Covered bond programme redeemed	£ 3,546	£ 894